Schedule of Investments (unaudited)	BlackRock LifePath® Dynamic 2025 Fund
September 30, 2020	(Percentages shown are based on Net Assets)

Security	Shares/Investment Value	Value

Affiliated Investment Companies(a)

Equity Funds — 50.1%
BlackRock Advantage Emerging Markets Fund, Class K	440,390	$4,734,194
BlackRock Tactical Opportunities Fund, Class K	317,067	4,369,179
Diversified Equity Master Portfolio	$24,969,927	24,969,927
International Tilts Master Portfolio	$6,866,754	6,866,754
iShares Developed Real Estate Index Fund, Class K	236,658	2,073,125
iShares MSCI EAFE Small-Cap ETF	29,544	1,742,801

		44,755,980

Fixed Income Funds — 44.5%
CoreAlpha Bond Master Portfolio	$12,519,817	12,519,817
iShares Core U.S. Aggregate Bond ETF	91,060	10,750,544
iShares iBoxx $ Investment Grade Corporate Bond ETF(b)	7,841	1,056,261
iShares TIPS Bond ETF	51,057	6,458,710
Master Total Return Portfolio	$8,998,551	8,998,551

		39,783,883

Security	Shares	Value

Money Market Funds — 2.5%
BlackRock Cash Funds: Institutional, SL Agency Shares, 0.34%(c)(d)	1,077,168	$ 1,078,137
BlackRock Cash Funds: Treasury, SL Agency Shares, 0.08%(c)	1,108,650	1,108,650

		2,186,787

Total Affiliated Investment Companies — 97.1% (Cost: $80,361,997)		86,726,650

Other Assets Less Liabilities — 2.9%		2,620,038

Net Assets — 100.0%		$ 89,346,688

(a)	Affiliate of the Fund.
(b)	All or a portion of this security is on loan.
(c)	Annualized 7-day yield as of period end.
(d)	All or a portion of this security was purchased with the cash collateral from loaned securities.

Affiliates

Investments in issuers considered to be affiliate(s) of the Fund during the period ended September 30, 2020, for purposes of Section 2(a)(3) of the Investment Company Act of 1940, as amended, were as follows:

Affiliated Issuer	Value at 12/31/19		Purchases at Cost		Proceeds from Sales		Net Realized Gain (Loss)	Change in Unrealized Appreciation (Depreciation)	Value at 09/30/20	Shares/ Investment Value Held at 09/30/20	Income		Capital Gain Distributions from Underlying Funds

BlackRock Advantage Emerging Markets Fund - Class K	$3,542,655(a	)	$2,082,464(b	)	$(897,069)		$(102,661)	$108,805	$4,734,194	440,390	$3,124		$—
BlackRock Cash Funds: Institutional, SL Agency Shares	973,295(a	)	105,659(c	)	—		(817)	—	1,078,137	1,077,168	3,317(d	)	—
BlackRock Cash Funds: Treasury, SL Agency Shares	7,339,296(a	)	—		(6,230,646	)(c)	—	—	1,108,650	1,108,650	25,047		—
BlackRock Tactical Opportunities Fund Class K	2,173,336(a	)	2,851,586(b	)	(678,489	)(e)	(35,188)	57,934	4,369,179	317,067	—		—
CoreAlpha Bond Master Portfolio	20,975,583(a	)	—		(10,337,255	)(c)	952,305	929,184	12,519,817	$12,519,817	397,569		—
Diversified Equity Master Portfolio	21,308,306(a	)	2,582,999(c	)	—		162,617	916,005	24,969,927	$24,969,927	300,861		—
International Tilts Master Portfolio	5,807,694(a	)	1,712,126(c	)	—		(320,632)	(332,434)	6,866,754	$6,866,754	110,171		—
iShares Core MSCI EAFE ETF(f)	—		1,720,930(g	)	(1,595,695)		(125,235)	—	—	—	19,715		—
iShares Core U.S. Aggregate Bond ETF	—		11,135,115		(369,971)		(1,061)	(13,539)	10,750,544	91,060	56,250		—
iShares Developed Real Estate Index Fund - Class K	1,730,092(a	)	850,336(b	)	(113,027)		(32,569)	(361,707)	2,073,125	236,658	30,524		—
iShares iBoxx $ Investment Grade Corporate Bond ETF	—		1,054,677		—		—	1,584	1,056,261	7,841	7,064		—
iShares MSCI EAFE Small-Cap ETF	1,381,246(a	)	493,929(g	)	(46,630	)(h)	(402)	(85,342)	1,742,801	29,544	16,099		—

S C H E D U L E O F I N V E S T M E N T S	1

Schedule of Investments (unaudited) (continued)	BlackRock LifePath® Dynamic 2025 Fund
September 30, 2020

Affiliates (continued)

Affiliated Issuer	Value at 12/31/19		Purchases at Cost		Proceeds from Sales		Net Realized Gain (Loss)	Change in Unrealized Appreciation (Depreciation)	Value at 09/30/20	Shares/ Investment Value Held at 09/30/20	Income	Capital Gain Distributions from Underlying Funds
iShares TIPS Bond ETF	$5,179,555	(a)	$2,277,393	(b)	$(1,491,360	)(e)	$12,600	$480,522	$6,458,710	51,057	$29,293	$—
Master Total Return Portfolio	3,944,897	(a)	5,232,114	(c)	—		257,597	(436,057)	8,998,551	$8,998,551	132,828	—

							$766,554	$1,264,955	$86,726,650		$1,131,862	$—

(a)	Represents value held by the LifePath Dynamic Master Portfolio as of December 31, 2019.
(b)	Represents amount purchased by the Fund and the LifePath Dynamic Master Portfolio.
(c)	Represents net amount purchased (sold) by the Fund and the LifePath Dynamic Master Portfolio.
(d)

All or a portion represents securities lending income earned from the reinvestment of cash collateral from loaned securities, net of fees and collateral investment expenses, and other payments to and from borrowers of securities.

(e)	Represents amount sold by the Fund and the LifePath Dynamic Master Portfolio.
(f)	As of period end, the entity is no longer held.
(g)	Represents amount purchased by the LifePath Dynamic Master Portfolio.
(h)	Represents amount sold by the LifePath Dynamic Master Portfolio.

Derivative Financial Instruments Outstanding as of Period End

Futures Contracts

Description	Number of Contracts	Expiration Date	Notional Amount (000)	Value/ Unrealized Appreciation (Depreciation)
Long Contracts
IBEX 35 Index	14	10/16/20	$1,105	$(41,014)
Euro BTP	8	12/08/20	1,384	14,905
S&P/TSX 60 Index	8	12/17/20	1,155	(674)
Euro Stoxx 50 Index	8	12/18/20	300	(9,937)
FTSE/MIB Index	11	12/18/20	1,223	(48,322)
MSCI EAFE Index	24	12/18/20	2,224	(45,439)
Russell 2000 E-Mini Index	35	12/18/20	2,633	3,691
10-Year U.S. Treasury Note	12	12/21/20	1,674	1,325

				(125,465)

Short Contracts
Topix Index	2	12/10/20	308	(5,271)
FTSE 100 Index	3	12/18/20	226	5,408
S&P 500 E-Mini Index	4	12/18/20	670	(4,361)

				(4,224)

				$(129,689)

Forward Foreign Currency Exchange Contracts

Currency Purchased		Currency Sold		Counterparty	Settlement Date	Unrealized Appreciation (Depreciation)
JPY	91,187,967	USD	859,847	Morgan Stanley & Co. International PLC	12/16/20	$5,655

AUD	1,272,545	USD	928,660	Morgan Stanley & Co. International PLC	12/16/20	(17,017)
CAD	1,166,190	USD	891,065	Bank of America N.A.	12/16/20	(14,959)
EUR	3,318,099	USD	3,940,713	Morgan Stanley & Co. International PLC	12/16/20	(43,853)

						(75,829)

						$(70,174)

2

Schedule of Investments (unaudited) (continued)	BlackRock LifePath® Dynamic 2025 Fund
September 30, 2020

Fair Value Hierarchy as of Period End

Various inputs are used in determining the fair value of financial instruments. These inputs to valuation techniques are categorized into a fair value hierarchy consisting of three broad levels for financial reporting purposes as follows:

•	Level 1 – Unadjusted price quotations in active markets/exchanges for identical assets or liabilities that the Fund has the ability to access

•

Level 2 – Other observable inputs (including, but not limited to, quoted prices for similar assets or liabilities in markets that are active, quoted prices for identical or similar assets or liabilities in markets that are not active, inputs other than quoted prices that are observable for the assets or liabilities (such as interest rates, yield curves, volatilities, prepayment speeds, loss severities, credit risks and default rates) or other market–corroborated inputs)

•

Level 3 – Unobservable inputs based on the best information available in the circumstances, to the extent observable inputs are not available (including the BlackRock Global Valuation Methodologies Committee’s (the “Global Valuation Committee’s”) assumptions used in determining the fair value of financial instruments)

The hierarchy gives the highest priority to unadjusted quoted prices in active markets for identical assets or liabilities (Level 1 measurements) and the lowest priority to unobservable inputs (Level 3 measurements). Accordingly, the degree of judgment exercised in determining fair value is greatest for instruments categorized in Level 3. The inputs used to measure fair value may fall into different levels of the fair value hierarchy. In such cases, for disclosure purposes, the fair value hierarchy classification is determined based on the lowest level input that is significant to the fair value measurement in its entirety. Investments classified within Level 3 have significant unobservable inputs used by the Global Valuation Committee in determining the price for Fair Valued Investments. Level 3 investments include equity or debt issued by privately held companies or funds. There may not be a secondary market, and/or there are a limited number of investors. The categorization of a value determined for financial instruments is based on the pricing transparency of the financial instruments and is not necessarily an indication of the risks associated with investing in those securities. For information about the Fund’s policy regarding valuation of financial instruments, refer to its most recent financial statements.

Certain investments of the Fund were fair valued using net asset value (“NAV”) per share or its equivalent as no quoted market value is available and therefore have been excluded from the fair value hierarchy.

The following tables summarize the Fund’s investments and derivative financial instruments categorized in the disclosure hierarchy. The breakdown of the Fund’s investments into major categories is disclosed in the Schedule of Investments above.

	Level 1	Level 2	Level 3	Total
Assets
Investments
Affiliated Investment Companies
Equity Funds	$12,919,299	$—	$—	$12,919,299
Fixed Income Funds	18,265,515	—	—	18,265,515
Money Market Funds	2,186,787	—	—	2,186,787

	$33,371,601	$—	$—	33,371,601

Investments Valued at NAV(a)				53,355,049

				$86,726,650

Derivative Financial Instruments(b)
Assets
Equity Contracts	$9,099	$—	$—	$9,099
Foreign Currency Exchange Contracts	—	5,655	—	5,655
Interest Rate Contracts	16,230	—	—	16,230
Liabilities
Equity Contracts	(155,018)	—	—	(155,018)
Foreign Currency Exchange Contracts	—	(75,829)	—	(75,829)

	$(129,689)	$(70,174)	$—	$(199,863)

(a)	Certain investments of the Fund were fair valued using NAV per share or its equivalent as no quoted market value is available and therefore have been excluded from the fair value hierarchy.
(b)

Derivative financial instruments are futures contracts and forward foreign currency exchange contracts. Futures contracts and forward foreign currency exchange contracts are valued at the unrealized appreciation (depreciation) on the instrument.

S C H E D U L E O F I N V E S T M E N T S	3

Schedule of Investments (unaudited) (continued)	BlackRock LifePath® Dynamic 2025 Fund
September 30, 2020

Currency Abbreviation

AUD	Australian Dollar

CAD	Canadian Dollar

EUR	Euro

JPY	Japanese Yen

USD	United States Dollar

Portfolio Abbreviation

ETF	Exchange-Traded Fund

FTSE	Financial Times Stock Exchange

MSCI	Morgan Stanley Capital International

S&P	Standard & Poor’s

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